Information on remuneration - Text Details (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive committee
Information on remuneration [Line Items]
Key management personnel compensation	€ 42,387,499	€ 32,022,099	€ 32,835,987
Board of management
Information on remuneration [Line Items]
Key management personnel compensation	13,000,000	10,000,000	10,000,000
Supervisory board
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,800,000	€ 1,700,000	€ 1,500,000